RIGHT OF USE ASSETS	6 Months Ended
Jun. 30, 2025
RIGHT OF USE ASSETS

8. RIGHT OF USE ASSETS

	Buildings	Land	Total

Balance at December 31, 2023	$515,071	$206,616	$721,687
Depreciation	(142,727)	(214,114)	(356,841)
Foreign exchange translation	-	7,498	7,498
Balance at December 31, 2024	$372,344	$-	$372,344
Depreciation	(71,364)	-	(71,364)
Balance at June 30, 2025	$300,980	$-	$300,980

There were no additions to the right of use assets during the three and six months ended June 30, 2025 nor the year ended December 31, 2024.

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For the Three and Six Months Ended June 30, 2025

Expressed in Canadian Dollars (unaudited)